N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Premier Solutions Standard (Series A-II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Solutions Standard (Series A-II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Solutions Standard (Series A-II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions Standard (Series A-II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Solutions Standard (Series A-II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Standard (Series A-II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A-II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Solutions Standard (Series A-II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Solutions Standard (Series A-II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Standard (Series A-II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard (Series A-II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Standard (Series A-II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Standard (Series A-II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%